Share based compensation	6 Months Ended
Jun. 30, 2023
Share based compensation [Abstract]
Share based compensation
13.	Share based compensation

Share Options
In June 2021, the Company adopted a share option plan referred to herein as the Share Option Plan under which grants of options are made to eligible participants. The Company has reserved 1,202,734 ordinary shares for future issuance under the Share Option Plan, which include ordinary shares pursuant to share-based equity awards issued to date. As of June 30, 2023, the Company has 548,817 ordinary shares available for the future issuance of share-based equity awards.

Under the Share Option Plan, the options may be settled only in ordinary shares of the Company. Therefore, the grants of share options under the Share Option Plan have been accounted for as equity-settled under IFRS 2. As such, the Company records a charge for the vested portion of award grants and for partially earned but non-vested portions of award grants.

During the three and six months ended June 30, 2023, the Company granted the option to purchase 248,500 and 270,820 ordinary shares, respectively, to employees which were in line with the general terms of the Share Option Plan. During the three and six months ended June 30, 2023, 78,499 share options were forfeited.

Of the 248,500 share options granted during the three months ended June 30, 2023, 174,000 share options were issued with a contractual term (expiration) of seven years from the grant date with an exercise price of $0.025 per share. A further 20,000 share options of those issued during the three months ended June 30, 2023, vested immediately and had no service condition attached to them. The contractual term (expiration) of those 20,000 share options was eight years from the grant date with the exercise price set at the closing market price on the day prior to grant.

The following table summarizes the share option awards outstanding as of June 30, 2023:

	Average exercise price per share in USD	Number of awards	Weighted average remaining life in years
At December 31, 2022	15.32	461,596	7.14
Granted	3.64	270,820	7.19
Forfeited	12.60	(78,499)	7.09
At June 30, 2023	10.81	653,917	6.82

45,244 of the awards outstanding as of June 30, 2023 were exercisable and awards expire through 2031. As of June 30, 2023, 109,748 awards are vested and generally subject to a 2 year service condition.

The weighted average grant date fair value of awards granted during the three and six months ended June 30, 2023 was $8.08 and $8.01 per award, respectively.

The fair values of the options granted were determined on the date of the grant using the Black-Scholes option-pricing model. The Company used an independent valuation firm to assist in calculating the fair value of the award grants per participant.

The fair values of the options granted during the three and six months ended June 30, 2023, were determined on the date of the grant using the following assumptions:

	Three months ended June 30, 2023	Six months ended June 30, 2023
Share price, in USD	8.38-12.74	8.38-12.74
Strike price, in USD (weighted average)	3.09	3.63
Expected volatility	86%-88%	86%-88%
Award life (weighted average)	5.5	5.5
Expected dividends	-	-
Risk-free interest rate	3.50%-3.94%	3.50%-4.22%

The expected volatility was based on selected volatility determined by median values observed among other comparable public companies.

The award life is based on the time interval between the date of grant and the date during the life of the share option after which, when making the grant, the Company expected on average that participants would exercise their options.

As of June 30, 2023, Other Reserves within equity includes $3.0 million (December 31, 2022: $2.0 million) relating to the Group’s Share Option Plan. The amount of expense for all awards recognized for services received during the three months ended June 30, 2023 was $0.4 million (three months ended June 30, 2022: $0.3 million) and for the six months ended June 30, 2023 was $1.0 million (six months ended June 30, 2022: $0.8 million).